UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2004
                         ----------------

Date of reporting period:  FEBRUARY 29, 2004
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                             VILLERE BALANCED FUND
                     SEMI-ANNUAL REPORT   FEBRUARY 29, 2004

                                 VILLERE & CO.
                         INVESTMENT COUNSEL SINCE 1911

                             VILLERE BALANCED FUND

March 31, 2004

To Our Fellow Shareholders:

The Villere Balanced Fund finished its semi-annual period on February 29, 2004 with a one-year return of 35.63% that compares to the S&P 500 up 38.52% and the Lipper Balanced Index up 26.14%. Our cumulative return since inception (9/30/99) is 56.74% (10.71% on an annualized basis) that compares to the S&P 500 that declined 4.85% (-1.12% on an annualized basis). It also outperformed the Lipper Balanced Index, which returned 16.91% (3.60% on an annualized basis). Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.villere.com. Our
                                                     ----------------
performance was ranked by the mutual fund rating agency, Lipper, placing us #21 (4th Percentile) out of 532 Balanced Funds for the one-year period. Since inception (9/30/99) we are ranked #5 out of 376 Balanced Funds (2nd percentile). Ranking information is based upon fund total returns. At the close of our semi-annual period the asset allocation was 69%, 28%, and 3% invested in stocks, bonds, and cash respectively.

Recently we have had mentions in the Washington Post, Business Week, The Wall Street Journal, USA Today, and CBS Marketwatch.com. These comments and our above average performance has brought in more shareholders that have increased our total assets up to $19 million from $8 million only a year earlier. It is important for our existing shareholders to know that our increasing assets demonstrates strength and is a proxy for longevity. Since our fund's inception, we have had less than a dozen complete redemptions from our fund, which underscores shareholder satisfaction.

There have been many scandals recently in our mutual fund industry. Several bad apples utilizing improper mutual fund trading and market timing have given our industry a bit of a black eye. Recently Bank of America/Fleet Financial had to pay a total of $675 million in reduced fees, penalties, and fines. Alliance Capital ranked second paying out $600 million followed by Massachusetts Financial Services at $350 million. In response to these actions, regulations will be heightened and expenses increased for all funds. We want to underscore that despite our focus on performance, our priority as a family owned and operated firm is our reputation and ethical standards.

The market, as measured by the S&P 500, bottomed out in October of 2002, and since then has improved an impressive 40%. During that month, $10 billion flowed out of mutual funds. History tells us that when panic and fear are peaking and investors are selling, stocks should be bought, which again proved correct. Our worry about the recent advances in stock prices is that there are now inflows approaching $12 billion. This has not nearly reached the speculative inflows of $50 billion when the market peaked in March of 2000, but the optimism makes us a bit skeptical. We feel that our approach to "stock picking" is best in this environment, and continue to believe despite record low interest rates, that bonds are a "necessary evil" and will assist in delivering more consistent returns over the long run.

One of our successes this past year was Lab One, which increased 38%. Lab One provides risk assessment services for the insurance industry, laboratory testing services for the healthcare industry, and substance abuse testing services for employers and third-party administrators. Despite the total number of insurance applicants being flat, continued increases in the number and type of tests ordered per applicant tested are expected to increase. Lab One has a fixed cost testing facility that is currently at half capacity, thus they have been able to make acquisitions that increase testing volumes, and revenues fall straight to the bottom line.

We purchased Yellow Freight in July of 2003, as it was vastly under-valued in our opinion. They were able to merge with a competitor, forming Yellow Roadway, a company that went from less than $3 billion in sales, to one that may do over $6 billion in sales in 2004. The stock rose in anticipation of the merger, and after a 48% increase in share price, we sold our position. It is rare that we will buy and sell a company so quickly, but the stock price reflected a perfectly executed merger. Both companies, despite good management teams, have many obstacles along the way including trucking unions, and freight diversions to competitors.

Through out the strong and weak stock market, we stood by our fund's objectives in seeking long-term capital growth. We believe that in this turbulent market a balanced fund is the investment vehicle of choice as it offers the stability of fixed income, and the opportunity for growth in equities.

In conclusion, we are confident that our style of conducting extensive research on each company we purchase will allow us to succeed. We continue to invest in companies with excellent managements and strong earning power, whose potential is yet to be recognized by the investing public.

Thank you for your investment in the Villere Balanced Fund.

/s/ St. Denis J. Villere                /s/ George G. Villere

St. Denis J. Villere                    George G. Villere

/s/ George V. Young                     /s/ St. Denis J. Villere III

George V. Young                         St. Denis J. Villere III

The opinions expressed above are those of St. Denis J. Villere, George G. Villere, George V. Young and St. Denis J. Villere III, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar invest objectives. Rankings for the periods shown include dividends and distributions reinvested and do not reflect sales charges.

The Lipper Balanced Index is an equally weighted performance index of the largest qualifying funds in the Lipper Category. The indices are unmanaged and returns include reinvested dividends. The S&P 500 is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance. The stock index does not incur expenses and is not available for investment.

Please refer to the Schedule of Investments in the report for more complete information regarding holdings.

The Fund is distributed by Quasar Distributors, LLC.  04/04

SCHEDULE OF INVESTMENTS at February 29, 2004 (Unaudited)

  SHARES                                                               VALUE
  ------                                                               -----
COMMON STOCKS: 67.5%

BANKS: 6.2%
   13,500    First State Bancorp.                                  $   446,418
   10,400    Wells Fargo & Co.                                         596,440
                                                                   -----------
                                                                     1,042,858
                                                                   -----------

COMMUNICATIONS EQUIPMENT: 3.8%
   14,000    Garmin Ltd.                                               641,760
                                                                   -----------

COMPUTERS - INTEGRATED SYSTEMS: 7.4%
   75,800    3D Systems Corp.*<F2>                                     791,352
   24,600    Jack Henry &
               Associates, Inc.                                        456,330
                                                                   -----------
                                                                     1,247,682
                                                                   -----------

FINANCIAL SERVICES: 3.5%
   11,000    H&R Block, Inc.                                           594,550
                                                                   -----------

LODGING: 3.9%
   38,000    The Marcus Corp.                                          664,620
                                                                   -----------

MEDICAL - DRUGS: 2.5%
   11,500    Pfizer Inc.                                               421,475
                                                                   -----------

MEDICAL - PRODUCTS: 3.2%
   57,000    Luminex Corp.*<F2>                                        548,340
                                                                   -----------

MEDICAL - SERVICES: 7.9%
   11,200    AdvancePCS*<F2>                                           772,800
   17,800    LabOne, Inc.*<F2>                                         559,810
                                                                   -----------
                                                                     1,332,610
                                                                   -----------

OIL - EXPLORATION & PRODUCTION: 6.5%
   31,000    Gulf Island
               Fabrication, Inc.                                       620,620
   10,800    Stone Energy Corp.*<F2>                                   486,432
                                                                   -----------
                                                                     1,107,052
                                                                   -----------

RESTAURANTS: 3.7%
   34,000    O'Charley's Inc.*<F2>                                     620,500
                                                                   -----------

SOFTWARE PRODUCTS: 9.5%
   11,000    Cerner Corp.*<F2>                                         493,020
   15,000    DST Systems, Inc.*<F2>                                    671,400
   25,600    EPIQ Systems, Inc.*<F2>                                   451,328
                                                                   -----------
                                                                     1,615,748
                                                                   -----------

TRANSPORTATION: 5.5%
   37,000    Kansas City
               Southern*<F2>                                           519,850
   15,800    Petroleum
               Helicopters, Inc.*<F2>                                  418,700
                                                                   -----------
                                                                       938,550
                                                                   -----------

TRANSPORTATION EQUIPMENT: 3.9%
   29,000    Noble
               International, Ltd.                                     666,130
                                                                   -----------

TOTAL COMMON STOCKS
  (cost $9,199,232)                                                 11,441,875
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
CORPORATE BONDS: 26.9%
 $200,000    Bank of America Corp.,
               5.95%, 2/15/2006                                        212,386
  500,000    Caterpillar Financial
               Services Corp.,
               2.625%, 1/30/2007                                       501,888
   50,000    Chevron Texaco Corp.,
               6.625%, 10/1/2004                                        51,568
  150,000    CIT Group, Inc.,
               3.25%, 4/15/2005                                        151,920
  325,000    Colonial Bank,
               8.00%, 3/15/2009                                        364,655
  125,000    CSX Transportation,
               Inc., 7.77%, 4/1/2010                                   151,696
   75,000    Ford Motor Credit Co.,
               5.80%, 1/12/2009                                         77,611
  300,000    General Dynamics
               Corp., 5.375%,
               8/15/2015                                               318,175
  200,000    General Motors Corp.,
               7.20%, 1/15/2011                                        218,676
  200,000    Goldman Sachs
               Group, Inc.,
               6.875%, 1/15/2011                                       231,068
  200,000    GTE Corp.,
               6.36%, 4/15/2006                                        217,096
  250,000    IBM Corp.,
               4.75%, 11/29/2012                                       256,732
  300,000    International Lease
               Finance Corp.,
               5.875%, 5/1/2013                                        324,999
  100,000    International
               Shipholding Corp.,
               7.75%, 10/15/2007                                       102,500
  400,000    Kraft Foods, Inc.,
               5.25%, 10/1/2013                                        413,519
   75,000    McDonnell
               Douglas Corp.,
               6.875%, 11/1/2006                                        83,016
  250,000    Merrill Lynch & Co.,
               6.875%, 11/15/2018                                      292,857
   50,000    Pitney Bowes, Inc.,
               5.95%, 2/1/2005                                          51,787
  450,000    Procter & Gamble Co.,
               3.50%, 12/15/2008                                       456,981
   75,000    Sara Lee Corp.,
               6.00%, 1/15/2008                                         82,436
                                                                   -----------
TOTAL CORPORATE BONDS
  (cost $4,284,356)                                                  4,561,566
                                                                   -----------

SHORT-TERM INVESTMENT: 5.4%

MONEY MARKET INVESTMENT:
  908,444    Federated Cash
               Trust Treasury
               Money Market
               (cost $908,444)                                         908,444
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES: 99.8%
  (cost $14,392,032+<F3>)                                           16,911,885
Other Assets
  less Liabilities: 0.2%                                                42,830
                                                                   -----------
NET ASSETS: 100%                                                   $16,954,715
                                                                   -----------
                                                                   -----------

 *<F2>  Non-income producing security.
 +<F3>  Gross unrealized appreciation and depreciation of securities is as follows:
        Gross unrealized appreciation                               $2,526,472
        Gross unrealized depreciation                                   (6,619)
                                                                    ----------
        Net unrealized depreciation                                 $2,519,853
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at February 29, 2004 (Unaudited)

ASSETS
Investments in securities, at value (cost $14,392,032)             $16,911,885
Receivables:
     Dividends and interest                                             72,934
Prepaid expenses                                                         5,874
                                                                   -----------
     Total assets                                                   16,990,693
                                                                   -----------

LIABILITIES
Payables:
     Advisory fees                                                      11,535
     Administration fees                                                 2,666
     Custodian fees                                                      1,268
     Fund accounting fees                                                4,133
     Transfer agent fees                                                 2,975
Accrued expenses                                                        13,401
                                                                   -----------
     Total liabilities                                                  35,978
                                                                   -----------
NET ASSETS                                                         $16,954,715
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
Paid-in capital                                                    $14,350,119
Undistributed net investment income                                      6,236
Accumulated net realized gain on investments                            78,507
Net unrealized appreciation on investments                           2,519,853
                                                                   -----------
     Net assets                                                    $16,954,715
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE ($16,954,715 / 1,205,680 shares outstanding; unlimited
  number of shares authorized without par value)                        $14.06
                                                                        ------
                                                                        ------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS - For the Six Months Ended February 29, 2004
(Unaudited)

INVESTMENT INCOME
Income
     Interest income                                                $  104,903
     Dividend income                                                    23,256
                                                                    ----------
        Total income                                                   128,159
                                                                    ----------
Expenses
     Advisory fees                                                      54,149
     Administration fees                                                15,485
     Fund accounting fees                                               10,572
     Audit fees                                                          7,892
     Transfer agent fees                                                 7,608
     Reports to shareholders                                             3,976
     Registration fees                                                   2,967
     Trustee fees                                                        2,832
     Miscellaneous                                                       1,837
     Custody fees                                                        1,808
     Legal                                                               1,760
     Insurance                                                             433
                                                                    ----------
        Total expenses                                                 111,319
        Less: fees waived and expenses absorbed                         (3,022)
                                                                    ----------
        Net expenses                                                   108,297
                                                                    ----------
            NET INVESTMENT INCOME                                       19,862
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                       972,255
Change in net unrealized appreciation on investments                 1,129,593
                                                                    ----------
     Net realized and unrealized gain on investments                 2,101,848
                                                                    ----------
        NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS                                 $2,121,710
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Six Months Ended         Year Ended
                                                    February 29, 2004#<F5>   August 31, 2003
                                                    ----------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                              $    19,862          $    40,240
     Net realized gain (loss) on investments                972,255             (455,279)
     Change in net unrealized appreciation
       on investments                                     1,129,593            2,206,111
                                                        -----------          -----------
        NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS                       2,121,710            1,791,072
                                                        -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                             (34,572)             (57,775)

CAPITAL SHARE TRANSACTIONS
     Net increase in net assets derived from
       net change in outstanding shares (a)<F4>           3,232,741            2,137,317
                                                        -----------          -----------
        TOTAL INCREASE IN NET ASSETS                      5,319,879            3,870,614
                                                        -----------          -----------

NET ASSETS
     Beginning of period                                 11,634,836            7,764,222
                                                        -----------          -----------
     END OF PERIOD (INCLUDING UNDISTRIBUTED
       NET INVESTMENT INCOME OF $6,236
       AND $20,946)                                     $16,954,715          $11,634,836
                                                        -----------          -----------
                                                        -----------          -----------

(a)<F4>  Summary of capital share transactions is as follows:

                                      Six Months Ended                 Year Ended
                                   February 29, 2004#<F5>           August 31, 2003
                                   ----------------------         --------------------
                                     Shares        Value           Shares        Value
                                     ------        -----           ------        -----
Shares sold                         256,066     $3,385,177        301,575     $3,221,497
Shares issued in reinvestment
  of distributions                    2,491         33,701          5,510         56,971
Shares redeemed                     (14,051)      (186,137)      (105,411)    (1,141,151)
                                    -------     ----------       --------     ----------
Net increase                        244,506     $3,232,741        201,674     $2,137,317
                                    -------     ----------       --------     ----------
                                    -------     ----------       --------     ----------

#<F5>  Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

 FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                            September 30,
                                                  Six Months                                                  1999*<F6>
                                                    Ended                                                      through
                                                 February 29,             Year Ended August 31,               August 31,
                                                  2004#<F9>         2003           2002           2001           2000
                                                 ------------       ----           ----           ----        ----------
Net asset value,
  beginning of period                               $12.10         $10.22         $11.99         $12.94         $10.00
                                                    ------         ------         ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                             0.01           0.04           0.08           0.13           0.13
    Net realized and unrealized
      gain (loss) on investments                      1.98           1.91          (1.75)         (0.48)          3.28
                                                    ------         ------         ------         ------         ------
Total from investment operations                      1.99           1.95          (1.67)         (0.35)          3.41
                                                    ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
    From net investment income                       (0.03)         (0.07)         (0.10)         (0.15)         (0.04)
    From net realized gain                              --             --             --          (0.45)         (0.43)
                                                    ------         ------         ------         ------         ------
Total distributions                                  (0.03)         (0.07)         (0.10)         (0.60)         (0.47)
                                                    ------         ------         ------         ------         ------
Net asset value, end of period                      $14.06         $12.10         $10.22         $11.99         $12.94
                                                    ------         ------         ------         ------         ------
                                                    ------         ------         ------         ------         ------

Total return                                         16.46%^<F8>    19.23%        (14.05)%        (2.50)%        34.70%^<F8>

Ratios/supplemental data:
Net assets, end of period (millions)                 $17.0          $11.6           $7.8           $7.5           $4.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before fees waived and
      expenses absorbed                               1.54%+<F7>     1.92%          2.30%          2.78%          4.95%+<F7>
    After fees waived and
      expenses absorbed                               1.50%+<F7>     1.50%          1.50%          1.50%          1.50%+<F7>

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
    Before fees waived and
      expenses absorbed                               0.23%+<F7>     0.02%         (0.07)%        (0.03)%        (1.99)%+<F7>
    After fees waived and
      expenses absorbed                               0.27%+<F7>     0.44%          0.73%          1.25%          1.46%+<F7>
Portfolio turnover rate                              21.30%^<F8>    38.50%         19.84%         32.45%         18.35%^<F8>

*<F6> Commencement of operations.
+<F7> Annualized.
^<F8> Not annualized.
#<F9> Unaudited.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

 NOTE 1 - ORGANIZATION

  The Villere Balanced Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on September 30, 1999. The investment objective of the Fund is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Securities Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost does not represent fair value.

  B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

  C. Securities Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Purchased discounts and premiums on securities held are accreted or amortized to interest income over the life of each security using a method which approximates the effective interest method.

  D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  St. Denis J. Villere & Co. (the "Adviser") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser receives a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended February 29, 2004, the Fund incurred $54,149 in advisory fees.

  The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.50%. Any fee waived or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended February 29, 2004, the Adviser waived $3,022 in fees.

  At February 29, 2004, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $174,374. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

                                                 August 31,
                               ----------------------------------------------
                               2004          2005          2006          2007
                               ----          ----          ----          ----
  Villere Balanced Fund       $70,649       $62,016      $38,687        $3,022

  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

  For the six months ended February 29, 2004, the Fund incurred $15,485 in administration fees.

  Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

  Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

 NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from the sales of securities excluding short-term investments for the six months ended February 29, 2004, were $5,636,655 and $2,869,690, respectively.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                              INDEPENDENT TRUSTEES
                              --------------------

                                       Term of Office                                # of Funds        Other
                          Position       and Length          Principal               in complex    Directorships
Name, Age                 Held with        of Time       Occupation During           overseen by      Held by
and Address               the Trust        Served         Past Five Years              Trustee        Trustee
-----------               ---------    --------------    -----------------           -----------   -------------
Dorothy A. Berry          Chairman      Indefinite       Talon Industries                 1         Not
(Born 1943)               and           Term             (administrative,                           Applicable
2020 E. Financial Way,    Trustee       Since            management &
Suite 100                               May 1991         business consulting);
Glendora, CA 91741                                       formerly Chief
                                                         Operating Officer,
                                                         Integrated Assets
                                                         Management
                                                         (investment advisor
                                                         and manager) and
                                                         formerly President,
                                                         Value Line, Inc.,
                                                         (investment advisory
                                                         & financial
                                                         publishing firm).

Wallace L. Cook           Trustee       Indefinite       Retired; formerly                1         Not
(Born 1939)                             Term             Senior Vice President,                     Applicable
2020 E. Financial Way,                  Since            Rockefeller Trust Co.;
Suite 100                               May 1991         Financial Counselor,
Glendora, CA 91741                                       Rockefeller & Co.

Carl A. Froebel           Trustee       Indefinite       Private Investor;                1         Not
(Born 1938)                             Term             formerly Managing                          Applicable
2020 E. Financial Way,                  Since            Director, Premier
Suite 100                               May 1991         Solutions, Ltd.;
Glendora, CA 91741                                       formerly President
                                                         and Founder, National
                                                         Investor Data Services,
                                                         Inc. (investment related
                                                         computer software).

Rowley W.P. Redington     Trustee       Indefinite       President; Intertech             1         Not
(Born 1944)                             Term             Computer Services                          Applicable
2020 E. Financial Way,                  Since            Corp. (consumer
Suite 100                               May 1991         electronics and
Glendora, CA 91741                                       computer service and
                                                         marketing); formerly
                                                         Vice President, PRS
                                                         of New Jersey, Inc.
                                                         (management consulting),
                                                         and Chief Executive
                                                         Officer, Rowley
                                                         Associates (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

Steven J. Paggioli        Trustee       Indefinite       Consultant, U.S.                 1         Trustee,
(Born 1950)                             Term             Bancorp Fund Services,                     Managers
2020 E. Financial Way,                  Since            LLC since July, 2001;                      Funds
Suite 100                               May 1991         formerly Executive
Glendora, CA 91741                                       Vice President,
                                                         Investment Company
                                                         Administration, LLC
                                                         ("ICA") (mutual fund
                                                         administrator and the
                                                         Fund's former administrator).

Robert M. Slotky          President     Indefinite       Vice President, U.S.                       Not
(Born 1947)                             Term             Bancorp Fund Services,                     Applicable
2020 E. Financial Way,                  Since            LLC since July, 2001;
Suite 100                               August           formerly, Senior Vice
Glendora, CA  91741                     2002             President, ICA (May
                                                         1997-July 2001); former
                                                         instructor of accounting
                                                         at California State
                                                         University-Northridge (1997).

Eric W. Falkeis           Treasurer     Indefinite       Vice President, U.S.                       Not
(Born 1973)                             Term             Bancorp Fund Services,                     Applicable
615 E. Michigan St.                     Since            LLC since 1997; Chief
Milwaukee, WI  53202                    August           Financial Officer,
                                        2002             Quasar Distributors,
                                                         LLC, since 2000.

Chad E. Fickett           Secretary     Indefinite       Compliance                                 Not
(Born 1973)                             Term             Administrator, U.S.                        Applicable
615 E. Michigan St.                     Since            Bancorp Fund
Milwaukee, WI  53202                    March            Services, LLC since
                                        2002             July, 2000.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

Information regarding how the Villere Balanced Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 209-1129 or by accessing the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 will be available after August 31, 2004 on or through the SEC's website at www.sec.gov.

                                    Adviser
                         ST. DENIS J. VILLERE &COMPANY
                         210 Baronne Street, Suite 808
                              New Orleans, LA 70112

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                                U.S. BANK, N.A.
                           425 Walnut Street M/L 6118
                              Cincinnati, OH 45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202
                                 (866) 209-1963

                              Independent Auditors
                              TAIT, WELLER &BAKER
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY &WALKER, LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

  Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date     4-28-04
            ----------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F1> /s/ Robert M. Slotky
                                   -----------------------------------
                                   Robert M. Slotky, President

     Date     4-28-04
            ----------------------------------------------------------

     By (Signature and Title)*<F1> /s/ Eric W. Falkeis
                                   -----------------------------------
                                   Eric W. Falkeis, Treasurer

     Date     4-28-04
            ----------------------------------------------------------

*<F1> Print the name and title of each signing officer under his or her signature.